Subsequent Events (Additional Investment in DraftDay Gaming Group, Inc.) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended
	May 12, 2016	May 16, 2016	Mar. 31, 2016	Dec. 03, 2015
Subsequent Event [Line Items]
Shares issued, price per share (in dollars per share)				$ 0.47
Sportech | Series A Preferred Stock | Class B Preferred Stock | DraftDay Gaming Group
Subsequent Event [Line Items]
Shares issued, price per share (in dollars per share)			$ 1
Subsequent Event | DDGG
Subsequent Event [Line Items]
Payments to acquired additional interest in subsidiary		$ 80
Subsequent Event | Parent Company | Series A Preferred Stock | Class B Preferred Stock | DraftDay Gaming Group
Subsequent Event [Line Items]
Shares issued (in shares)	550
Shares issued, price per share (in dollars per share)	$ 1
Subsequent Event | Sportech | Series A Preferred Stock | Class B Preferred Stock | DraftDay Gaming Group
Subsequent Event [Line Items]
Shares issued (in shares)	450
Shares issued, price per share (in dollars per share)	$ 1